Fees Summary	Oct. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,880,000
Previously Paid Amount	0.00
Total Fee Amount	440.93
Total Offset Amount	0.00
Net Fee	440.93
Narrative - Max Aggregate Offering Price	$ 2,880,000
Final Prospectus	true